UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: September 30, 1999

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
November 8, 1999, 1999

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total: 68
Form Information Table Value Total: $517,888,395



NAME OF ISSUER                         TITLE OF CLASS       CUSIP
    VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC

ABOUT.COM INC-
Common-
003736105
11685000
sole
AdForce, Inc. -
common-
006867105-
1406087
57100
 Sole
ADVO INC-
Common-
971875
50000
sole
ALTEON WEBSYSTEMS INC-
Common-
0245A109
860000
10000
sole
AMAZON.COM INC-
Common-
023135106
2317500
30000
sole
AMERICAN ONLINE INC-
Common-
02364J104
2160000
20000
sole
AT&T CORP-LIBERTY MEDIA A-
Common-
001957208
27375000
750000
sole
AT HOME CORPORATION-SER A-
Common-
045919107
8900000
200000
sole
BANYAN SYSTEMS INC-
Common-
066908104
8816563
890000
sole
BARRA INC-
Common-
068313105
3126750
151600
sole
BELL & HOWELL COMPANY-
Common-
077852101
3112106
86900
sole
BROADCOM CORP-
Common-
111320107
15750000
140000
sole
CMG INFORMATION SERVICES
Common-
125750309
22813125
230000
sole
CNET INC-
Common-
125945105
2542500
45000
sole
CATALINA MARKETING C POS-
Common-
148867104
5013750
60000
sole
CITRIX SYSTEMS INC-
Common-
177376100
831250
34000
sole
COGNIZANT TECH SOLUTIONS COR-
Common-
192446102
3311841
107800
sole
COMDISCO-
Common-
200336105
11679688
625000
sole
COMMONWEALTH TELEPHONE ENTPR-
Common-
203349105
4662656
105000
sole
DELIAS INC-
Common-
246885107
1598125
255700
sole
DoubleClick, Inc. -
common-
258609304-
11437500
100000
Sole
EBAY-
Common-
278642103
1313078
9500
sole
EXODUS COMMUNICATIONS INC-
Common-
302088109
24470250
354000
sole
FIRST DATA-
Common-
319963104
1196800
27200
sole
SOFTBANK CORP-
Common-
343610000
3854138
10000
sole
FOUNDRY NETWORKS-
Common-
35063R100
127438
1000
sole
GETTY IMAGES INC-
Common-
374276103
1856250
75000
sole
GOTO.COM INC-
Common-
38348T107
2621500
49000
sole
HARTE-HANKS INC-
Common-
416196103
4196250
180000
sole
IDG BOOKS WORLDWIDE INC-
Common-
449384106
97650
6200
sole
IMS HEALTH INC-
Common-
449934108
2300000
100000
sole
IXC COMMUNICATION-
Common-
450713102
12379250
293000
sole
INKTOMI CORP-
Common-
457277101
21496406
189500
sole
INTUIT INC-
Common-
461202103
5791500
198000
sole
KNIGHT TRIMARK GROUP NITE-
Common-
499067106
1852125
66000
sole
LEVEL 3 COMMUNICATIONS INC-
Common-
52729N100
1295044
25300
sole
LYCOS INC-
Common-
550818108
14755453
289500
sole
MACROMEDIA INC-
Common-
556100105
819375
20000
sole
MARKETWATCH.COM INC-
Common-
570619106
13551075
274800
sole
METROMEDIA INTL GROUP-
Common-
492188
125000
sole
MINDSPRING ENTERPRISES INC-
Common-
602683104
1478125
55000
sole
NTL INCORPORATED-
Common-
629407107
29678000
304000
sole
NATIONAL INFO CONSORTIUM INC-
Common-
636491102
373125
15000
sole
VIMPEL COMMUNICATIONS-
Common-
68370R109
611625
42000
sole
PACIFIC GATEWAY EXCHANGE INC-
Common-
694327107
6541578
419500
sole
PENTON MEDIA INC-
Common-
709668107
7057125
459000
sole
PRIMEDIA INC-
Common-
74157K101
1687500
125000
sole
PSINET INC-
Common-
74437C101
9208750
265000
sole
PSINET JAN 45 CALL OPEN-
Call-
74437CAIC
181250
50000
sole
QWEST COMMUNICATIONS INTL-
Common-
749121109
7543438
252500
sole
RCN CORPORATION-
Common-
749361101
23773838
624600
sole
REALNETWORKS INC-
Common-
75605L104
318750
3000
sole
RED HAT INC-
Common-
756577102
87438
3000
sole
ROSTELECOM ADR-
Common-
778529107
1251250
260000
sole
SAFEGUARD SCIENTIFICS INC-
Common-
786449108
18621688
266500
sole
STARMEDIA NETWORK INC-
Common-
855546107
9120000
256000
sole
TMP WORLDWIDE INC-
Common-
872941109
20055088
334600
sole
TELEPHONE & DATA-
Common-
879433100
21255000
240000
sole
TELIGENT INC CLASS A-
Common-
87959Y103
466813
9700
sole
THEGLOBE.COM-
Common-
88335R101
4621600
339200
sole
THESTREET.COM INC-
Common-
883680103
2641406
147000
sole
24/7 MEDIA INC-
common-
901314104
14625000
360000
sole
UNITEDGLOBALCOM INC-CL A-
913247508
7710600
108600
sole
VALASSIS COMMUNICATION-
Common-
918866104
5197500
120000
sole
XOOM.COM INC-
Common-
98413F101
21018831
415700
sole
YAHOO! INC-
Common-
984332106
15799726
90059
GEMSTAR INTERNATIONAL GROUP-
Common-
G3788V106
9207113
110100
sole
GLOBAL CROSSING LTD-
Common-
G3921A100
12920766
498150
sole

517888395

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